Consolidated Statements of Profit or Loss and Other Comprehensive Income - MXN ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues (Note 20):
Aeronautical services	$ 7,225,742	$ 10,547,720	$ 9,499,154
Non-aeronautical services	2,448,053	3,771,500	3,183,532
Improvements to concession assets	2,192,578	1,906,801	1,440,204
Revenues	11,866,373	16,226,021	14,122,890
Operating costs:
Cost of services (Note 21)	2,668,707	2,744,864	2,453,722
Technical assistance fees (Note 31)	289,154	461,549	411,477
Concession taxes (Note 9)	908,310	1,318,220	1,076,350
Depreciation and amortization (Note 22)	2,000,361	1,776,137	1,569,637
Cost of improvements to concession assets (Note 24)	2,192,578	1,906,801	1,440,204
Other (income) expense – net (Note 25)	(12,726)	1,212	(73,152)
Operating costs	8,046,384	8,208,783	6,878,238
Income from operations	3,819,989	8,017,238	7,244,652
Finance cost – net (Note 26):
Finance income	410,512	665,829	576,694
Finance cost	(1,514,250)	(1,425,746)	(1,012,411)
Exchange gain (loss) – net	(330,484)	88,785	199,684
Finance cost - Net	(1,434,222)	(671,132)	(236,033)
Share of (loss) profit of associate	3	79	(947)
Income before income taxes	2,385,770	7,346,185	7,007,672
Income tax (Note 12.c):
Current	722,474	2,055,783	2,117,491
Deferred	(255,407)	(164,340)	(248,450)
Income tax	467,067	1,891,443	1,869,041
Profit for the year	1,918,703	5,454,742	5,138,631
Items that are or may be reclassified subsequently to profit or loss
Exchange differences on translating foreign operations	580,308	(269,440)	(103,569)
Cash flow hedges, effective portion of changes in fair value, net of income tax	(299,013)	(172,094)
Items that will not be reclassified to profit or loss
Remeasurements of employee benefit – net of income tax	(16,658)	(1,404)	(161)
Total comprehensive income for the year	2,183,340	5,011,804	5,034,901
Profit for the year attributable to:
Controlling interest	1,968,856	5,360,152	5,037,368
Non-controlling interest	(50,153)	94,590	101,263
Profit for the year	1,918,703	5,454,742	5,138,631
Total comprehensive income for the year attributable to:
Controlling interest	2,164,639	4,937,027	4,936,526
Non-controlling interest	18,701	74,777	98,375
Total comprehensive income for the year	$ 2,183,340	$ 5,011,804	$ 5,034,901
Weighted average number of common shares outstanding	525,575,547	525,575,547	525,575,547
Basic and diluted earnings per share (in Mexican Pesos, Note 3.s)	$ 3,746.1	$ 10,198.6	$ 9,584.4